Investments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended					12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					12 Months Ended																	3 Months Ended
	Mar. 31, 2013 Plant Investment Venture	Mar. 01, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 01, 2013 2009 Era Plants [Member] Plant	Dec. 31, 2012 2011 Era Plants [Member] Plant	Mar. 31, 2013 Chem-Mod Clean-Coal Venture [Member]	Dec. 31, 2012 Chem-Mod Clean-Coal Venture [Member]	Mar. 31, 2013 C-Quest Technology LLC [Member]	Dec. 31, 2012 C-Quest Technology LLC [Member]	Mar. 31, 2013 Chem-Mod LLC [Member] Plant	Dec. 31, 2012 Chem-Mod LLC [Member] Plant	Mar. 31, 2013 Chem-Mod LLC [Member] 2009 Era Plants [Member] Plant	Dec. 31, 2012 Chem-Mod LLC [Member] 2009 Era Plants [Member] Plant	Mar. 31, 2013 Chem-Mod LLC [Member] 2011 Era Plants [Member] Plant	Dec. 31, 2012 Chem-Mod LLC [Member] 2011 Era Plants [Member] Plant	Mar. 31, 2013 Clean-Coal Investments [Member]	Dec. 31, 2012 Clean-Coal Investments [Member]	Mar. 31, 2013 Clean-Coal Investments [Member] Minimum [Member]	Dec. 31, 2012 Clean-Coal Investments [Member] Minimum [Member]	Mar. 31, 2013 Clean-Coal Investments [Member] Maximum [Member]	Dec. 31, 2012 Clean-Coal Investments [Member] Maximum [Member]	Mar. 31, 2013 Clean-Coal Investments [Member] VIE [Member]	Mar. 31, 2013 Clean-Coal Investments [Member] Notes Receivable and Interest from Co-Investor [Member] Plant	Dec. 31, 2012 Clean-Coal Investments [Member] Notes Receivable and Interest from Co-Investor [Member] Plant	Dec. 31, 2011 Clean-Coal Investments [Member] Notes Receivable and Interest from Co-Investor [Member]	Jan. 31, 2013 Clean-Coal Investments [Member] Subsequent Event [Member]	Mar. 31, 2013 Clean-Coal Investments [Member] Subsequent Event [Member] Minimum [Member]	Dec. 31, 2012 Clean-Coal Investments [Member] Subsequent Event [Member] Minimum [Member]	Mar. 31, 2013 Clean-Coal Investments [Member] Subsequent Event [Member] Maximum [Member]	Dec. 31, 2012 Clean-Coal Investments [Member] Subsequent Event [Member] Maximum [Member]	Mar. 31, 2013 Clean-Coal Investments [Member] 2009 Era Plants [Member] Plant	Dec. 31, 2012 Clean-Coal Investments [Member] 2009 Era Plants [Member] Plant	Mar. 31, 2013 Clean-Coal Investments [Member] 2011 Era Plants [Member] Plant	Dec. 31, 2012 Clean-Coal Investments [Member] 2011 Era Plants [Member] Plant	Dec. 31, 2012 Clean-Coal Investments [Member] Two Thousand And Nine Era Plants [Member]	Mar. 31, 2013 Other Investments [Member]	Dec. 31, 2012 Other Investments [Member]	Dec. 31, 2011 Other Investments [Member]	Mar. 31, 2013 Other Investments [Member] Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2012 Other Investments [Member] Variable Interest Entity, Not Primary Beneficiary [Member]	Mar. 31, 2013 Other Investments [Member] Four Venture Capital Funds [Member]	Dec. 31, 2012 Other Investments [Member] Four Venture Capital Funds [Member]	Dec. 31, 2012 Other Investments [Member] Twelve Certified Low-Income Housing Developments [Member]	Mar. 31, 2013 Other Investments [Member] Twelve Certified Low-Income Housing Developments [Member] Variable Interest Entity, Not Primary Beneficiary [Member]	Mar. 31, 2013 Investment Management Company [Member]	Dec. 31, 2012 Investment Management Company [Member]	Mar. 31, 2013 Chem-Mod Clean-Coal Venture - U.S. And Canadian Operations [Member]	Dec. 31, 2012 Chem-Mod Clean-Coal Venture - U.S. And Canadian Operations [Member]	Nov. 01, 2012 Chem-Mod Clean-Coal Venture - U.S. And Canadian Operations [Member]	Mar. 31, 2013 Chem-Mod International LLC [Member]	Dec. 31, 2012 Chem-Mod International LLC [Member]	Mar. 31, 2013 Long Term Production Contracts [Member] Plant	Mar. 31, 2013 Non Operating Long Term Production Contracts [Member] Plant	Mar. 31, 2013 Noncontrolling Interest [Member] Plant	Mar. 31, 2013 Long-Term Production Agreement [Member] Plant
Schedule of Equity Method Investments [Line Items]
Ownership interest held			50.00%						8.00%	8.00%																																				20.00%	20.00%	46.54%	42.00%		31.52%
Total assets of variable interest entities							$ 7.9	$ 13.0
Total liabilities of variable interest entities							1.8	1.5
Total revenue of limited liability companies							10.9	27.6															113.2													650.0
Total expenses of limited liability companies							5.9	16.5															133.6													720.0
Non-controlling interest							5.6	14.8
Options to acquire additional interest, percent									19.00%	19.00%
Options to acquire additional interest, total price									9.5	9.5
End date for acquiring additional interest									Aug. 01, 2013	Aug. 01, 2013
Number of clean coal production plants owned											29	29	14	14	15	15								3	3																												18	6	14	6
Number of additional plants acquired					12
Number of additional plants acquired with ownership interest range one					9
Number of additional plants acquired with ownership interest range two					3
Ownership interest before additional nine plants acquired		24.50%
Ownership interest after additional nine plants acquired		49.50%
Ownership interest before additional three plants acquired		25.00%
Ownership interest after additional three plants acquired		60.00%
Purchase of consideration received	8.0
Additional purchase of consideration received	5.0
Gain on purchase of additional interest	9.6
Prior percentage of equity interest in limited liability company	25.00%
Additional percentage of equity interest in limited liability company upon acquisition	35.00%
Fixed assets and other amortizable intangible assets acquired upon acquisition	25.6
Carrying value of prior non-controlling interest in limited liability company on acquisition date	4.8
Number of clean coal production plants seeking and negotiating for long term production contract	11
Number of variable interest entities																																12	12	9	5
Total assets of limited liability companies																							132.7													99.0
Total liability of limited liability companies																							64.2													42.0
Additional investment per plant under new long-term production contract, net of co-investor funds																	5.0	5.0	20.0	30.0	30.0	35.0						30.0	25.0	35.0	30.0
Tax effected average additional investment																	2.5	2.5
Investment in engineering and construction contracts																	13.4	4.3									0.5
Idle period during move and redeployment																			12 months		18 months
Assets	56.0		54.1	53.8							4.0	4.0													8.5	8.0											2.9	3.0	2.0	60.0	60.0	2.4	3.0
Cost of acquiring equity interest																																														0.5	0.5
Carrying value of investments																																												0	0
Liabilities																																					20.0				20.0
Non controlling interest in venture capital funds number	4
Non controlling interest certified low-income housing developments	12
Non controlling interest in real estate entities	2
Carrying value of investments real estate	$ 0
Additional ownership interest held																																																		4.54%		11.52%
Percentage of current controlling ownership																																																		46.54%		31.52%
Number of plant in which co-investor majority ownership interest sold						17
Number of plant in agreement for sale of majority ownership interest						5
Notes receivable interest per annum																									4.70%
Notes receivable maturity date																									Feb. 15, 2020